Earnings/ (Loss) per share - Basic and Diluted (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share, Basic [Abstract]:
Schedule Of Earnings per share, Basic and Diluted [Table TextBlock]

	2011	2012	2013
	Basic EPS	Basic EPS	Basic EPS
Net income	$87,592	$81,129	$103,087
Less paid and accrued earnings allocated to Preferred Stock	-	-	(1,536)
Net income available to common stockholders	87,592	81,129	101,551

Weighted average number of common shares, basic	60,300,000	67,612,842	74,800,000

Earnings per common share	$1.45	$1.20	$1.36